Equity Plans and Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 4,314	$ 4,642	$ 21,840	$ 16,061	$ 10,282
Cost of goods sold
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	305	516	1,749	1,385	929
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	1,192	993	5,302	2,507	1,616
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2,817	$ 3,133	$ 14,789	$ 12,169	$ 7,737